Significant accounting judgments, estimates and assumptions - Detailed information (Details)	12 Months Ended
Dec. 31, 2018
Employee Stock Option Plan (ESOP)
Significant accounting judgments, estimates and assumptions
Estimated forfeiture rate as of grant date	0.00%
Minimum | Restricted stock units (RSU)
Significant accounting judgments, estimates and assumptions
Estimated forfeiture rate	11.00%
Maximum | Restricted stock units (RSU)
Significant accounting judgments, estimates and assumptions
Estimated forfeiture rate	16.00%